Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, MA 02481

August 10, 2011

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549-8629

Re:	Sun Life of New York Variable Account N ("Registrant") of
Sun Life Insurance and Annuity Company of New York ("Depositor" or “Sun Life” or “Company”)
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4
("Registration Statement")
File Nos. 811-22013 and 333-174371

Commissioners:

Conveyed herewith for filing pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act") is Pre-Effective Amendment No. 1 (the "Amendment" or the "Pre-Effective Amendment") to the above-captioned Registration Statement.  The Registration Statement was filed with the Securities and Exchange Commission ("SEC") on May 20, 2011, for the purpose of registering the variable portion of an indefinite number of flexible payment deferred annuity contracts (the "Contracts") to be used in connection with retirement and deferred compensation plans.

The purpose of the Amendment is to respond to comments on the Registration Statement made by the SEC Staff, to clarify language, and to make other non-material changes to the Prospectus disclosure to clarify the text or to explain in greater detail how the provisions of the Contract are administered.  The page references are to the prospectus included in the Pre-Effective Amendment filed herewith.

SEC Comments and Responses

In a letter to the undersigned, dated July 7, 2011, the SEC Staff made the following comments on the Prospectus included in the Registration Statement.  After each of the comments, Registrant has provided its response.

1.	General Comments.

a. Missing Information. Please note that this filing has material information, including fees and charges, missing. Please file a pre-effective amendment with all missing information, financial statements and exhibits.

RESPONSE: Registrant has added all missing material information, including fees, charges, examples, financial information, and exhibits.

b. Defined Terms. Despite the inclusion of a “Glossary,” please define each defined term the first time it is used in the prospectus.

RESPONSE: In addition to including a glossary, Registrant has also described commonly used terms the first time each such term is used in context.

2.	Cover Page.

a. Item 1(a)(i). The staff could not find the name of the registrant on the cover page as Item 1(a)(i) requires. In your response letter, please indicate where the cover page identifies Sun Life (N.Y.) Variable Account N as the registrant or add the required reference.

RESPONSE: Registrant has added its name to the third paragraph on the cover page.

b. Portfolio Company Names. The names of all portfolio companies must be listed (rather than the names of the investment companies) on the cover page, or on the inside front cover page, if too numerous to list on the cover page. See Item 1(a)(viii).

RESPONSE: Registrant revised the cover page to list the names of all individual portfolios available for investment under the Contract.

c. Website Links. Please provide a direct link to the location where the SAI may be found on the company’s website.

RESPONSE:  Registrant has revised the disclosure to explain how a copy of the SAI can be obtained.  Reference to the Company’s website has been removed because SAIs are not available on the Company’s website.

3.	Glossary (pp. 3-4)

a. Death Benefit Date. The definition of Death Benefit Date conflicts with the definition of Due Proof of Death. Please explain the basis for continuing the contract after Registrant has received “Due Proof of Death” which is defined as “the documentation needed to set the Death Benefit Date.”

RESPONSE:  Registrant has revised the definition of “Death Benefit Date” to read “the date we receive Due Proof of Death.”  Registrant has revised the definition of “Due Proof of Death” to include “a death benefit option election” among the “other information or documents we require to make payment.”

b. Service Center. Please substitute the general website www.sunlife.com/us for a direct link to the Service Center page or to the page contractowners must use to contact the Service Center (e.g., a link to the page providing an email form for submitting questions to the Service Center).

RESPONSE:  Registrant has moved the description of the Service Center from the “Glossary” to the section entitled “Key Facts About Sun Life Solutions Variable Annuity.”  In response to this comment, Registrant has removed the reference to the Sun Life website from the description of the Service Center and has clarified that the website referred to in the first sentence is a broker portal website.  Currently, Contract Owners communicate with us by telephone or in writing.  Only certain authorized registered representatives of broker-dealer firms of record may submit transfer requests over the Internet on our broker portal website.  See “Communicating to Us About Your Contract.”

4.	Key Facts About Sun Life Solutions Variable Annuity (pp. 5-9).

a. Missing Information. Per Guide 7 to Form N-4, please (1) state the maximum percentage load that may be assessed on amounts redeemed or annuitized; and (2) add a cross-reference to the prospectus section describing procedures for purchasing the contract. See Guide 7, subparagraphs (i) and (iii). Also, briefly identify the circumstances under which the contract will terminate.

RESPONSE:  In response to these comments Registrant has made the following revisions:
(1) Registrant has revised the disclosure under “What charges will I pay?” to clarify the maximum percentage load that may be assessed on amounts withdrawn or surrendered.  Registrant does not assess a load on amounts annuitized.
(2) In the second paragraph under “Key Facts About Sun Life Solutions Variable Annuity,” Registrant has added a cross-reference to “Purchasing a Contract.”
(3) Registrant has added a sentence under “How does the Contract work?” stating that a contract terminates upon full surrender or when your Contract Value goes to zero.

b. Subsequent Purchase Payment Restrictions. Please clarify whether Registrant may exercise its right to refuse a subsequent payment on any basis other than age and, if so, indicate any other criteria that may apply.

RESPONSE:  In the second paragraph under the heading “Purchase Payments,” Registrant has added the criteria for exercising its right to refuse subsequent Purchase Payments.  A cross-reference to “Purchase Payments” has been added under “How much money can I invest in this Contract?”

c. Standard Death Benefit. Is the Contract Value Death Benefit the standard death benefit (i.e., the benefit provided if neither the ROP Death Benefit nor the HAV Death Benefit is elected)? If so, please expressly state this. Otherwise, identify and briefly summarize the standard death benefit.

RESPONSE:  There is no “standard” death benefit (i.e., the benefit provided if no election is made).  Rather, the applicant must elect one of the three available death benefit options by checking off a box on the application form.  If no box is checked, the application is deemed “not in good order” and will not be processed until all missing information has been provided.  The applicant is contacted and asked to provide the missing information so that processing of the application can begin.  Registrant has added disclosure describing this process in the section on “Death Benefits” under “What additional features and optional benefits are offered under the Contract?”

d. Death Benefit Election Dates. Please clarify the last date on which a contractowner (or applicant) is permitted to elect an Optional Death Benefit.

RESPONSE:  The Contract Owner must elect a death benefit on the date the application is made.  Registrant has clarified the applicable disclosure in the section on “Death Benefits” under “What additional features and optional benefits are offered under the Contract?”

e. Living Benefit Election Dates and Eligibility. The sentence reserving the right to make optional living benefits available under the contract after it has been issued is unclear. Please clarify whether this refers to the current Sun Income Vision option or other options added to the contract in the future? If the sentence applies to future benefits, is Registrant reserving the right to add benefits without offering them to existing contractowners? If it applies to the current living benefits (i.e., just the Sun Income Vision option), will the eligibility criteria still be the same (i.e., determined by age on the Open Date)?

RESPONSE:   Registrant is reserving the right to make Sun Income Vision available after the Issue Date as well as the right to make other new living benefit riders available under the Contract in the future.  With respect to Sun Income Vision, the current eligibility criteria will apply to the Contract Owner’s age at the time the rider is elected.  With respect to any new living benefit riders, Registrant is also reserving the right to add the benefits without offering them to existing Contract Owners: eligibility will be based on the Contract Owner’s age at the time the rider is elected.  The disclosure under this section has been modified to address these rights in the section on “Sun Income Vision” under “What additional features and optional benefits are offered?”.

f. Free Look. Please remove the word “generally” from the first paragraph and revise the summary and corresponding “Right to Return…” prospectus narrative so they are both New York specific. In the full narrative section (page 54), clarify the value refunded on a contract purchased to fund an IRA where the purchase payment value is greater than contract value on the day Registrant receives proper notice of cancellation.

RESPONSE: Registrant has removed the word “generally, and otherwise revised the disclosure under “Can I return my Contract?” and “Right to Return Your Contract” to make the narrative New York specific.  In addition, Registrant has revised the third paragraph under “Right to Return Your Contract” to clarify the amount returned under an IRA Contract will be the greater of your Purchase Payments or Contract Value.

5.	Fee Tables: Generally (pp. 10-14).

The presentation of fees and charges under the Contract is confusing. Please reformat both Transaction and periodic fee tables so that both tables present the charges in a consistent manner and in a way that allows purchasers to compare each charge based on the Withdrawal Charge Option selected. For example, Registrant may convey charges more clearly by showing all fees consistently via a standard chart similar to the current presentation of mortality and expense risks. Please use the same format for transaction fees and all periodic charges. For example, consider modifying the current M&E chart to include 4 primary columns: (1) name of charge; (2) Fee for Contract with 9-year Withdrawal Charge Period; (3) Fee for Contract with 7-year Withdrawal Charge Period; and (4) Fee for Contract with 5-year Withdrawal Charge Period. A comprehensive, understandable table would present a separate line item for each expense and show the maximum charge for a contract with the Withdrawal Charge Period identified in the column heading. Per General Instruction 5 to Item 3(a), fee variations (e.g., lower fees charged after the 7th or 5th contract years) may be presented in a footnote to the table.

RESPONSE: The fee tables have been reformatted as recommended to permit the comparison of each charge based upon the Withdrawal Charge Option selected.

6.	Transaction Fee Table (p. 10).
a. Transfer Charge. Please present only the $25 maximum fee in the chart instead of showing the charge as a range from $0 - $25.

RESPONSE: Registrant has made the suggested revision.

b. Premium Taxes. If Registrant deducts state premium taxes, please add a line item identifying the New York state premium tax charge that applies.

REPONSE: Registrant has added a line item identifying the state premium tax that applies.

7.	Periodic Charge Table (pp. 10-13).

a. Mortality & Expense Charges. Please remove the columns for charges “After 7th Contract Year and before Income Phase.” If you wish to present these charge variations, the information should be in a footnote to the relevant benefit scenario. In your response letter, confirm that the table shows the maximum Mortality and Expense charge for each benefit combination. Finally, please consider restating Footnote 4 in clearer language. It is difficult to follow.

RESPONSE:  Registant has removed the columns for “After 7th Contract Year and before Income Phase” and “After 5th Contract Year and before Income Phase” and moved the information from those columns to a footnote.   Registrant confirms that the fee table shows the maximum mortality and expense risk charge.  Finally, Registrant has restated the footnote relating to the mortality and expense risk charge to make it easier to follow.

b. Maximum Charges. The current bold rows showing “Maximum…Charge (on annual basis)” are confusing. However, if the fee tables are revised appropriately, the maximum charges will be shown clearly for all contracts based on the Withdrawal Charge Period options selected. Consequently, the current “Maximum…Charge” rows will be unnecessary. Please delete them accordingly.

RESPONSE: Registrant has revised the fee tables as suggested.

c. Purchase Payment Charge. Please clarify that the charge is deducted proportionally from assets in the subaccounts of the Variable Account.

RESPONSE:  In new footnotes 8 and 9, Registrant has clarified that the Purchase Payment Charge is deducted proportionally from the assets in those Subaccounts of the Variable Account in which the Owner is invested.

8.	Summary of Maximum Variable Account Annual Expenses (p. 11).

In your response letter, please explain how this chart accurately reflects the annual expenses for “a Contract with the highest possible combination of charges.” In particular, please explain the Maximum M&E charge of 1.60% in the chart Footnote 9. The Staff is unsure how Registrant reached these figures for a contract that includes the 5-year Withdrawal Option and either (i) the Highest Anniversary Value Death Benefit, or (ii) the Return of Purchase Payment Death Benefit. Please explain.

RESPONSE:  The Purchase Payment charge applies only to Purchase Payments made after the first Contract Year on Contracts with either the 7-Year Withdrawal Charge Option or the 5-Year Withdrawal Charge Option.  The charge is assessed after the end of the respective 5-year or 7-year surrender charge period.  The charge does not increase the maximum M&E assessed under either option.  Instead, it makes up the difference between the M&E assessed during the relevant surrender charge period (i.e., the first 5 or 7 Contract Years) and the M&E assessed after that surrender charge period on Purchase Payments made prior to the end of the surrender charge period.  (See also response to Comment 27.)
.

9.	Portfolio Company Fee Table (p. 11).
Please revise the preamble so it is a more accurate reflection of the preamble language provided by Form N-4.

RESPONSE: Registrant has revised the preamble using the language provided by Form N-4.

10.	Financial Condition of the Company (p. 14).

Please revise the last sentence of the first paragraph so the description of excess Variable Account Assets available to cover general account liabilities is more precise. Specifically, explain that if Variable Account assets exceed Variable Account liabilities, the remainder available to cover General Account liabilities is limited to: (i) fees and charges the insurance company has already earned but not yet withdrawn from the Variable Account; and (ii) amounts attributable to any initial seed money the insurance company contributed when the Variable Account was created.

RESPONSE: Registrant has revised the last sentence of the first paragraph to read as follows:

The assets of the Variable Account, however, are also available to cover the liabilities of our general account, but only to the extent the Variable Account assets exceed the Variable Account liabilities and then only to the extent the seed money provided by the Company remains in the Variable Account.

No reference is made to fees and charges in this sentence because fees and expenses are deducted daily from the Contract Owner’s assets and, therefore, are not available in the Variable Account.

11.	The Variable Account (pp. 15).

Please revise the last sentence on page 13 to clarify that Registrant’s list of reserved rights is subject to compliance with federal securities laws and regulations and any other applicable federal or state laws. Also, on page 14, please revise the sentence below the bullet points to include any other changes Registrant may not make without prior approval of the relevant regulatory authorities (e.g., “substitute new underlying funds for Funds in which Subaccounts currently invest”).

RESPONSE:  Registrant has revised the fourth paragraph under this heading to clarify that the list of reserved rights is subject to compliance with federal securities laws and regulations and other applicable federal or state laws.  In addition. Registrant revised the last sentence under this heading to clarify that the Company cannot substitute funds in which the Subaccounts invest without the prior approval of regulators.

12.	Investment Options (pp. 15-20).

Some Investment Options appear to be funds of funds but do not include a corresponding reference to Footnote 1. Please add appropriate references or, in your response letter, add an affirmative representation stating that each fund of funds is properly identified.

RESPONSE: Registrant has revised the disclosure under “Investment Options” to identify all funds of funds.

13.	Selection of Funds (pp. 21).
The bold statement on page 19 [now page 21] appears to be inconsistent with the living benefit guarantees under the Sun Income Vision option. Please reconcile.

RESPONSE: To reconcile the disclosure describing Sun Income Vision with the “Selection of Funds” disclosure, Registrant has added the following sentence immediately following the bold statement under this heading:

However, if you have elected Sun Income Vision, then you may be eligible to receive lifetime income payments under the optional living benefit, even if your Contract Value declines to zero.

14.	Introduction to Detailed Contract Description Narrative (p. 21-22).

Please explain why the 3rd bullet point requires payment of the death benefit rather than the date a beneficiary indicates how the proceeds should be paid. See Industry Comment Letter dated 2/8/88 at ¶14.

RESPONSE: Registrant has rewritten the 3rd bullet point to read: “the date we receive Due Proof of Death.”

15.	Owner, Annuitant and Beneficiary Designations: Change of Ownership (pp. 22-23).
a. Effect on Optional Living Benefits. Please clarify whether changes of ownership “may” or “will” cancel optional living benefits.

RESPONSE: Registrant has clarified the disclosure as requested.

b. Original and New Owners. Please clarify how the various Contract features and benefits “will continue to be based on the original Owner (and not the new Owner).” The remainder of the paragraph appears inconsistent with this statement. For example, if the enhanced death benefits are still based on the original contractowner, why is the “amount payable on the death of the new Owner…the Contract’s Surrender Value” instead of the ROP Death Benefit amount of the HAV Death Benefit amount? Please reconcile.

RESPONSE:  Registrant has revised the disclosure under this sub-heading to clarify that a change in ownership will cancel certain Contract benefits, and that the remaining Contract features and benefits will be based on the life of the new Owner.

16.	Purchase Payments (p. 23).

Please clarify whether Registrant’s right to refuse Purchase Payments after the first Contract Year will be exercised in the same manner for all contractowners. If not, add disclosure identifying the criteria upon which decisions will be based.

RESPONSE:  Registrant has revised the the second paragraph under this heading to identify circumstances that may trigger a refusal to accept Purchase Payments after the first Contract Year, and has added the following sentence:

If we exercise this right, we will do so in the same manner for all Owners, and will provide you with written notification of any change in procedures related to the refusal of Purchase Payments before such change takes effect.

17.	Investing Your Purchase Payments: Premium Taxes (p. 24).
Please revise the second paragraph to indicate whether New York requires the deduction of premium taxes and, if so, the specific procedures that apply.

RESPONSE: Registrant has revised the second paragraph to clarify that there is no premium tax for New York residents, but an Owner who is not a New York resident may be required to pay a premium tax.

18.	Permitted Transfers (p. 25).

a. 1st Bullet Point. Please clarify what constitutes a single transfer. Does a single request to transfer values from several subaccounts to several to several other subaccounts count as one request or as multiple requests? Please make corresponding clarifications to the disclosure in the 2nd to last paragraph under the “Requests for Transfers” heading.

RESPONSE:  Registrant has added disclosure under this heading and in the second to last paragraph under “Requests for Transfers” clarifying that “a request to transfer Contract Value from one or more Subaccounts to one or more other Subaccounts constitutes a single transfer.”

b. 2nd Bullet Point. Please clarify how Registrant will handle transfer requests which do not satisfy the required minimum period that must elapse between transfers to and from a subaccount.

RESPONSE:  Registrant has added the following sentence under this heading:  “A transfer request that does not comply with these permitted transfer restrictions will be denied and the Owner will be notified immediately.”

19.	Partial Withdrawals (p. 30).

Please clarify the impact on Contract Value if a contractowner requests not to have charges and taxes deducted from the withdrawal amount requested. If Registrant deducts the value of the requested amount plus the related charges and taxes, does the contractowner pay charges and taxes on the total amount deducted or just the requested amount s/he actually receives?

RESPONSE: Registrant has revised the first paragraph under this subheading to explain how taxes and charges affect the Contract Value when a partial withdrawal is taken.

20.	Single-Life and Joint-Life Coverage (pp. 33).

The second to last bullet of the “Please Note” section regarding the situation where there has been a change of spouse appears to conflict with the language in the third paragraph of the “Joint-Life Coverage” section under the heading “Death of Owner.” Please clarify.

RESPONSE:  Registrant has made clarifying revisions to the disclosure in the second to last bullet of the “Please Note” section under “Single-Life and Joint -Life Coverage” under the sub-heading “How the Living Benefit Works” and under the third paragraph under “Joint-Life Coverage” under the sub-heading “Death of Owner.”

21.	Contract Value Goes to Zero (pp. 36).

Please explain the difference between the circumstances described in the second paragraph regarding when Contract Value is reduced to zero and the circumstances described in the last paragraph of this section.

RESPONSE: Registrant has revised the disclosure under this sub-heading to clarify what happens when the Contract Value goes to zero before the Coverage Date and what happens when it goes to zero after the Coverage Date..

22.	Cancellation of the Living Benefit (p. 37).

Please explain why Registrant cannot block transfers and investments to funds that are not classified as Designated Funds, rather than causing a Living Benefit to terminate as a result of these transactions. Alternatively, please disclose any procedures that could prevent an inadvertent termination of benefits (i.e., notification and reallocation of transferred amounts).

RESPONSE: Registrant has added disclosure to the last two bullets under this sub-heading explaining that Registrant does not automatically process any investment or transfer of Contract Value that would cancel the living benefit.  Before such a request can be processed, the Contract Owner must provide confirmation – either written or on a recorded telephone line – that s/he understands the transaction will cancel the living benefit.

23.	Annuitization under the Living Benefit (p. 38).

It appears that the default annuity option under the Living Benefit rider is a fixed annuity. If correct, state this prominently here as well as in the Optional Living Benefit summary (page 7) and the “Annuitization Under the Living Benefit” narrative (page 35). Please draw attention to the difference between the Contract and Living Benefit Rider default annuity payout options via the presentation (e.g., bold font, text box or similar means).

RESPONSE: The disclosure under this sub-heading has been revised to clarify the three options available for surrendering your Contract or annuitizing your Contract on the maximum Annuity Income Date.  Registrant has also revised the disclosure under this sub-heading and under “What additional features and optional benefits are offered under the Contract?” to clarify that a fixed annuity option is the default option available when annuitizing under the Living Benefit.

24.	Payment of the Death Benefit (p. 42).
Please specify how death benefits can be deferred or cross-reference the section of prospectus where this is discussed.

RESPONSE: Registrant has added the following sentence to the end of the second paragraph under this sub-heading:  “The beneficiary can elect to defer payment of the death benefit by sending us written notification in a form in good order.”

25.	Changes to Fund Classifications (pp. 44-).
Please specify whether the change upon step-ups is currently in force.

RESPONSE: Registrant has revised the second bullet point under this sub-heading to clarity that, although Registrant does not currently do so, Registrant has reserved the right to allow step-ups only if the Contract Value is invested in Funds declared by the Company to be Designated Funds.

26.	Withdrawal Charge (pp. 45-46).

Please eliminate the word “may” before “impose a withdrawal charge.” Also, please remove the following language from the parenthetical in the first sentence of the second paragraph on page 43: “including medically-related circumstances” or or clarify how it applies to a product that does not include a nursing home waiver provision.

RESPONSE: Registrant has removed the word “may” before “impose a withdrawal charge.”  Registrant has not, however, removed the reference to the “medically-related circumstances” because Registrant has added a nursing home waiver to these Contracts.

27.	Purchase Payment Charge (p. 47).
Please disclose what contractowners receive in exchange for this fee.

RESPONSE: Registrant has added the following paragraph under this heading to explain the purpose for assessing this charge:

The purchase payment charge only applies to Contracts with a 5- or 7-Year Withdrawal Charge Option. Under those Contracts, we reduce the applicable mortality and expense risk charge after the relevant 5th or 7th Contract Anniversary and before the Income Phase has begun. Purchase Payments made after the first Contract Anniversary are, therefore, assessed the lower mortality and expense risk charge even though those Purchase Payments have not been invested in the Contract for the full five or seven Contract Years, as applicable. Through the assessment of this charge, we are able to offer Owners the opportunity to make subsequent Purchase Payments, and we are able to recoup the mortality and expense risk charge that would have been assessed had the subsequent Purchase Payment been invested in the Variable Account for the applicable first five or seven Contract Years.

28.	Premium Taxes (p. 48).
Please specify whether you currently deduct for applicable premium or other taxes.

RESPONSE: Registrant has revised the first paragraph under this sub-heading to read as follows:

We deduct charges from the Contract for any applicable premium or similar taxes levied by any governmental entity. The applicable premium tax rates that states and local jurisdictions impose are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of the state where you reside. The tax rates range from 0% to 3.5%. Currently, there is no premium tax imposed on New York residents. However, if you are not a New York resident, you may be required to pay a premium tax. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any such tax.

29.	Right to Return your Contract: IRA Return Calculation (pp. 57).
Please specify what amount is returned if the Contract is held under an IRA (i.e., the greater of Purchase Payments or Surrender Value).

RESPONSE: Registrant has revised the disclosure to specify that the amount returned, if the Contract is held under an IRA, is the greater of Purchase Payments or Contract Value.  See response to Comment 4.f.

30.	Exhibit Requirements.
Please attach actual, rather than “Specimen” forms of, agreement, and identify other similar agreements in accordance with Rule 483(d)(2).

RESPONSE: Registrant has attached actual, rather than “Specimen” forms of, agreements and has identified other similar agreements.

31.	Other Required Disclosure, Exhibits, and Representations.

Any exhibits, financial statements and other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement. We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

RESPONSE: Registrant has added all required disclosure, exhibits, and representations.

In a subsequent telephone call with Patrice M. Pitts, Esquire, of Sutherland Asbill & Brennan, on August 4, 2011, the Staff made the following additional comments:

1.	Cover Page:

Form N-4 requires that certain information be on the cover page of the prospectus.  The investment options can be moved to the back of the cover page, but other information required by Form N-4 to be on the cover page cannot be moved to the back of the cover page.   Consider moving the list of investment options to the back of the cover page.

RESPONSE: Registrant confirms that all required information will appear on the cover page.

2.	Key Facts – “How can I contact Sun Life (N.Y.)?

a.  Replace the company website with a website address that links directly to the annuity contact page, and make certain that the contact information (telephone and fax numbers) is consistent with what appears on that page.

RESPONSE:  Registrant has added the direct link to the annuities home page on the Sun Life website and confirms the telephone number and fax numbers found on the website are consistent with what appears in the prospectus.

b. The first time the Company website is presented in the prospectus also include the following information from Registrant’s response to Comment 3.b., above:

Currently, Contract Owners can communicate with us by telephone or in writing.  Only certain authorized registered representatives of broker-dealer firms of record may submit transfer requests over the Internet on our broker portal website.

RESPONSE: Registrant has added the above two sentences under “How can I contact Sun Life (N.Y.)?.

3.	Key Facts -- “What additional features and optional benefits are offered under the Contract?”

The last two sentences of the second paragraph under Sun Income Visions sub-bullet refer to future actions that may or may not be relevant to the Sun Life Solutions contract described in the Pre-Effective Amendment and should be removed.

RESPONSE: Registrant has removed the sentences.

4.	Key Facts – “What additional features and optional benefits are offered under the Contract?”
The “definition” of “Due Proof of Death” appearing under the Death Benefit bullet refers to “other information or documents we may require.” Please specify those documents.

RESPONSE:  Registrant has added language to clarify that such other information or documents may include “taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, and required claim forms from at least one beneficiary.”

5.	Fee Table

Reformat the fee table to include a side-by-side comparison of each of the three different withdrawal charge schedules available under the contracts issued pursuant to the registration statements, revise the row headings for clarity, and reinsert the purchase payment charge in the body of the table.

RESPONSE: Registrant has reformatted the fee table as suggested.

6.	Fee Table Footnotes
a. Please revise footnote 5 to more clearly distinguish the mortality and expense risk charge assessed during the Accumulation Phase and the insurance charge deducted after the Contract is annuitized.

RESPONSE: Registrant has revised footnote 5 as suggested.

b. Please include a footnote describing how the purchase payment charge is assessed and clarifying that the charge is deducted proportionally from the assets invested in the Subaccounts.

RESPONSE: Registrant has added footnote 6 to describe the purchase payment charge and how it operates.

c.  Please provide an explanation of the charges appearing in the “Summary of Maximum Variable Account Annual Expense.” More specifically, reconcile the “Maximum Mortality and Expense Risk Charge,” an asset based expense deducted daily, with the “Maximum Charge for an Optional Living Benefit,” an explicit charge deducted quarterly.

RESPONSE: Registrant has added footnote 8 to provide the requested explanation of the charges appearing in the “Summary of Maximum Variable Account Annual Expense.”

7.	Financial Condition of the Company

The prospectus disclosure about the financial condition of the Company differs from what was described to the Staff in a correspondence letter.  Please confirm the accuracy of the prospectus disclosure under this heading.

RESPONSE: Registrant confirms that the prospectus disclosure is accurate.

8.	Selection of Annuity Income Date
What “additional restrictions” are being referred to in the last sentence of the first paragraph? At a minimum, indicate what variables/factors might differ by state law or retirement plan.

RESPONSE: Registrant has added language to indicate that retirement plans may impose additional restrictions, such as different age requirements, on the selection of an Annuity Income Date.

Acceleration Request

Registrant believes that the Amendment and this letter are responsive to Staff comments and, therefore, Depositor and its principal underwriter, Clarendon Insurance Agency, Inc., intend in the near future to make an oral request for acceleration of the effective date of the Amendment to August 12, 2011, or as soon thereafter as practicable.

The Depositor and its principal underwriter are aware of their obligations under the 1933 Act.  Specifically, the Depositor acknowledges and represents that

●
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Depositor or the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing;

●
should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above; and

●
neither the Depositor nor  the Registrant may assert this action to accelerate as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, the Depositor acknowledges and represents that

●
the Depositor and the Registrant are fully responsible for the adequacy and accuracy of the disclosure in the filing, regardless of any comments made by the Staff of the Commission with respect to the disclosure or any changes in the disclosure in response to the Staff’s comments;

●
any comments made by the Staff of the Commission with respect to the disclosure in the filing, or any changes in the disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to any aspect of the filing; and

●
neither the Depositor nor the Registrant may assert, as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States, any comments made by the Staff of the Commission with respect to the disclosure in the filing or any changes in the disclosure in response to the Staff’s comments.

*  *  *  *  *  *  *  *

Please direct all questions and comments to the undersigned at (781) 263-6402, or to Patrice M. Pitts, Esquire, of Sutherland Asbill & Brennan at (202) 383-0548.

Respectfully yours,

/s/Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:	Patrice M. Pitts, Esquire
Rebecca Marquigny, Esquire